ACQUISITIONS - Purchase Price Allocation (Details) - USD ($) $ in Thousands			12 Months Ended
	Jul. 31, 2017	May 20, 2016	Mar. 31, 2018	Mar. 31, 2017
Net tangible assets:
Goodwill			$ 117,995	$ 107,237
Beijing Bohui
Acquisitions
Equity interest acquired (as a percent)		100.00%
Cash consideration		$ 5,371
Acquisition-related costs		0
Net tangible assets:
Current assets		770
Non-current assets		1,611
Current liabilities		(2,135)
Total		246
Goodwill		4,777
Deferred tax liability		(217)
Net revenue			5,448	3,795
Net income (loss)			1,810	$ 1,382
IMHealthcare and its subsidiaries
Acquisitions
Equity interest acquired (as a percent)	100.00%
Consideration for acquisition	$ 2,930
Net tangible assets:
Current assets	508
Non-current assets	1,028
Current liabilities	(1,385)
Total	151
Goodwill	1,806
Deferred tax liability	$ (325)
Net revenue			2,024
Net income (loss)			$ 101
Shanghai Jianwei Management | IMHealthcare and its subsidiaries
Acquisitions
Percentage of equity interest exchanged for acquisition	35.06%
Customer relationship | Beijing Bohui
Net tangible assets:
Intangible assets acquired, finite		$ 504
Estimated useful lives		4 years 7 months 6 days
Customer relationship | IMHealthcare and its subsidiaries
Net tangible assets:
Intangible assets acquired, finite	$ 967
Estimated useful lives	6 years 8 months 12 days
Favorable lease contracts | IMHealthcare and its subsidiaries
Net tangible assets:
Intangible assets acquired, finite	$ 4
Estimated useful lives	1 year 4 months 24 days
Operating licenses | Beijing Bohui
Net tangible assets:
Intangible assets acquired, finite		$ 61
Estimated useful lives		2 years 7 months 6 days
Operating licenses | IMHealthcare and its subsidiaries
Net tangible assets:
Intangible assets acquired, finite	$ 89
Estimated useful lives	3 years 7 months 6 days
Trademark | IMHealthcare and its subsidiaries
Net tangible assets:
Intangible assets acquired, indefinite	$ 238